Financial Assets at Fair Value through Other Comprehensive Income Noncurrent	12 Months Ended
Dec. 31, 2018
Held-to-maturity financial assets [Member]
Disclosure of financial assets [Line Items]
Financial Assets at Fair Value through Other Comprehensive Income Noncurrent
9.	FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - NONCURRENT – 2018

December 31
2018
NT$
(In Millions)
Domestic investments
Listed stocks	$2,900
Non-listed stocks	3,901
Foreign investments
Non-listed stocks	132
$6,933

The Company holds the above foreign and domestic stocks for medium to long-term strategic purposes and expects to profit from long-term investment.  Accordingly, the management elected to designate these investments in equity instruments at FVOCI as they believe that recognizing short-term fair value fluctuations of these investments in profit or loss is not consistent with the Company’s strategy of holding these investments for long-term purposes.  These investments in equity instruments were classified as available-for-sale financial assets under IAS 39.  Refer to Note s 5 and 10 for information relating to their reclassification and comparative information for 2017.

The Company recognized dividend income of $396 million for the year ended December 31, 2018 from those investments still held on December 31, 2018.